CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Profit for the year	€ 0	€ 0	€ 0
Other comprehensive income	0	0	0
Total comprehensive income	€ 0	€ 0	€ 0